Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Comprehensive (Loss)/Income - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Parent Company Statements of Comprehensive (Loss)/Income [Line Items]
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE	$ (2,272,297)	$ 1,751,170	$ 2,569,810
NET (LOSS)/INCOME	(2,272,297)	1,751,170	2,569,810
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	839,409	(1,238,224)	817,991
TOTAL COMPREHENSIVE (LOSS)/INCOME	$ (1,432,888)	$ 512,946	$ 3,387,801